Note 10 - Stockholders' Equity (Deficit) - Options Outstanding and Vested (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Exercise Price (in dollars per share)
Options Outstanding (in shares) | shares	7,954
Weighted Average Remaining Contractual Life (Year)	7 years 251 days
Weighted Average Exercise Price (in dollars per share)	$ 1,707.57
Number Exercisable (in shares) | shares	4,330
Weighted Average Exercise Price, options vested (in dollars per share)	$ 2,470.67
Exercise Price Range 1 [Member]
Exercise Price (in dollars per share)	$ 16.70
Options Outstanding (in shares) | shares	3,100
Weighted Average Remaining Contractual Life (Year)	9 years 160 days
Weighted Average Exercise Price (in dollars per share)	$ 16.70
Number Exercisable (in shares) | shares
Weighted Average Exercise Price, options vested (in dollars per share)	$ 16.70
Exercise Price Range 2 [Member]
Exercise Price (in dollars per share)	$ 204
Options Outstanding (in shares) | shares	5
Weighted Average Remaining Contractual Life (Year)	8 years 204 days
Weighted Average Exercise Price (in dollars per share)	$ 204
Number Exercisable (in shares) | shares	2
Weighted Average Exercise Price, options vested (in dollars per share)	$ 204
Exercise Price Range 3 [Member]
Exercise Price (in dollars per share)	$ 820
Options Outstanding (in shares) | shares	798
Weighted Average Remaining Contractual Life (Year)	8 years 76 days
Weighted Average Exercise Price (in dollars per share)	$ 820
Number Exercisable (in shares) | shares	679
Weighted Average Exercise Price, options vested (in dollars per share)	$ 820
Exercise Price Range 4 [Member]
Exercise Price (in dollars per share)	$ 1,052
Options Outstanding (in shares) | shares	47
Weighted Average Remaining Contractual Life (Year)	8 years 65 days
Weighted Average Exercise Price (in dollars per share)	$ 1,052
Number Exercisable (in shares) | shares	25
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,052
Exercise Price Range 5 [Member]
Exercise Price (in dollars per share)	$ 1,420
Options Outstanding (in shares) | shares	69
Weighted Average Remaining Contractual Life (Year)	7 years 306 days
Weighted Average Exercise Price (in dollars per share)	$ 1,420
Number Exercisable (in shares) | shares	69
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,420
Exercise Price Range 6 [Member]
Exercise Price (in dollars per share)	$ 1,472
Options Outstanding (in shares) | shares	11
Weighted Average Remaining Contractual Life (Year)	7 years 292 days
Weighted Average Exercise Price (in dollars per share)	$ 1,472
Number Exercisable (in shares) | shares	6
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,472
Exercise Price Range 7 [Member]
Exercise Price (in dollars per share)	$ 1,620
Options Outstanding (in shares) | shares	7
Weighted Average Remaining Contractual Life (Year)	160 days
Weighted Average Exercise Price (in dollars per share)	$ 1,620
Number Exercisable (in shares) | shares	7
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,620
Exercise Price Range 8 [Member]
Exercise Price (in dollars per share)	$ 1,800
Options Outstanding (in shares) | shares	2,704
Weighted Average Remaining Contractual Life (Year)	5 years 361 days
Weighted Average Exercise Price (in dollars per share)	$ 1,800
Number Exercisable (in shares) | shares	2,704
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,800
Exercise Price Range 9 [Member]
Exercise Price (in dollars per share)	$ 1,980
Options Outstanding (in shares) | shares	25
Weighted Average Remaining Contractual Life (Year)	1 year 120 days
Weighted Average Exercise Price (in dollars per share)	$ 1,980
Number Exercisable (in shares) | shares	25
Weighted Average Exercise Price, options vested (in dollars per share)	$ 1,980
Exercise Price Range 10 [Member]
Exercise Price (in dollars per share)	$ 4,364
Options Outstanding (in shares) | shares	10
Weighted Average Remaining Contractual Life (Year)	6 years 65 days
Weighted Average Exercise Price (in dollars per share)	$ 4,364
Number Exercisable (in shares) | shares	9
Weighted Average Exercise Price, options vested (in dollars per share)	$ 4,364
Exercise Price Range 11 [Member]
Exercise Price (in dollars per share)	$ 4,404
Options Outstanding (in shares) | shares	23
Weighted Average Remaining Contractual Life (Year)	7 years 160 days
Weighted Average Exercise Price (in dollars per share)	$ 4,404
Number Exercisable (in shares) | shares	23
Weighted Average Exercise Price, options vested (in dollars per share)	$ 4,404
Exercise Price Range 12 [Member]
Exercise Price (in dollars per share)	$ 4,952
Options Outstanding (in shares) | shares	18
Weighted Average Remaining Contractual Life (Year)	7 years 120 days
Weighted Average Exercise Price (in dollars per share)	$ 4,952
Number Exercisable (in shares) | shares	12
Weighted Average Exercise Price, options vested (in dollars per share)	$ 4,952
Exercise Price Range 13 [Member]
Exercise Price (in dollars per share)	$ 5,040
Options Outstanding (in shares) | shares	104
Weighted Average Remaining Contractual Life (Year)	2 years 208 days
Weighted Average Exercise Price (in dollars per share)	$ 5,040
Number Exercisable (in shares) | shares	104
Weighted Average Exercise Price, options vested (in dollars per share)	$ 5,040
Exercise Price Range 14 [Member]
Exercise Price (in dollars per share)	$ 5,184
Options Outstanding (in shares) | shares	150
Weighted Average Remaining Contractual Life (Year)	7 years 69 days
Weighted Average Exercise Price (in dollars per share)	$ 5,184
Number Exercisable (in shares) | shares	103
Weighted Average Exercise Price, options vested (in dollars per share)	$ 5,184
Exercise Price Range 15 [Member]
Exercise Price (in dollars per share)	$ 5,196
Options Outstanding (in shares) | shares	301
Weighted Average Remaining Contractual Life (Year)	7 years 62 days
Weighted Average Exercise Price (in dollars per share)	$ 5,196
Number Exercisable (in shares) | shares	236
Weighted Average Exercise Price, options vested (in dollars per share)	$ 5,196
Exercise Price Range 16 [Member]
Exercise Price (in dollars per share)	$ 5,940
Options Outstanding (in shares) | shares	11
Weighted Average Remaining Contractual Life (Year)	2 years 270 days
Weighted Average Exercise Price (in dollars per share)	$ 5,940
Number Exercisable (in shares) | shares	11
Weighted Average Exercise Price, options vested (in dollars per share)	$ 5,940
Exercise Price Range 17 [Member]
Exercise Price (in dollars per share)	$ 6,084
Options Outstanding (in shares) | shares	11
Weighted Average Remaining Contractual Life (Year)	6 years 211 days
Weighted Average Exercise Price (in dollars per share)	$ 6,084
Number Exercisable (in shares) | shares	9
Weighted Average Exercise Price, options vested (in dollars per share)	$ 6,084
Exercise Price Range 18 [Member]
Exercise Price (in dollars per share)	$ 7,844
Options Outstanding (in shares) | shares	118
Weighted Average Remaining Contractual Life (Year)	6 years 324 days
Weighted Average Exercise Price (in dollars per share)	$ 7,844
Number Exercisable (in shares) | shares	92
Weighted Average Exercise Price, options vested (in dollars per share)	$ 7,844
Exercise Price Range 19 [Member]
Exercise Price (in dollars per share)	$ 8,100
Options Outstanding (in shares) | shares	379
Weighted Average Remaining Contractual Life (Year)	7 years 80 days
Weighted Average Exercise Price (in dollars per share)	$ 8,100
Number Exercisable (in shares) | shares	186
Weighted Average Exercise Price, options vested (in dollars per share)	$ 8,100
Exercise Price Range 20 [Member]
Exercise Price (in dollars per share)	$ 8,820
Options Outstanding (in shares) | shares	63
Weighted Average Remaining Contractual Life (Year)	8 years 73 days
Weighted Average Exercise Price (in dollars per share)	$ 8,820
Number Exercisable (in shares) | shares	28
Weighted Average Exercise Price, options vested (in dollars per share)	$ 8,820